UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.

(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017

(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Statement of Investments

			Value
Shares	COMMON STOCKS		(note 1a)
AEROSPACE/DEFENSE (2.6%)
325,000	United Technologies Corporation	(Cost $22,957,205)	$25,444,250

COMMUNICATIONS AND INFORMATION SERVICES (7.7%)
960,000	Cisco Systems, Inc.		18,331,200
700,000	QUALCOMM Incorporated		43,729,000
393,100	Vodafone Group Plc ADR		11,203,350
		(Cost $49,005,585)	73,263,550
COMPUTER SOFTWARE AND SYSTEMS (7.2%)
50,000	Apple Inc. (a)		33,355,250
555,000	Dell Inc.		5,469,525
795,000	Microsoft Corporation		23,659,200
100,000	Teradata Corporation (a)		7,541,000
		(Cost $46,737,885)	70,024,975
CONSUMER PRODUCTS AND SERVICES (15.7%)
350,000	Diageo plc ADR		39,455,500
1,264,063	Ford Motor Company		12,463,661
450,000	Nestle S.A.		28,448,438
250,991	PepsiCo, Inc.		17,762,633
240,998	Towers Watson & Co. Class A		12,784,944
728,845	Unilever N.V.		26,042,470
330,211	Visteon Corporation (a)		14,681,181
		(Cost $113,971,389)	151,638,827
DIVERSIFIED (1.5%)
110	Berkshire Hathaway Inc. Class A (a)	(Cost $1,250,573)	14,597,000

ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (4.8%)
957,100	Republic Services, Inc.		26,329,821
630,000	Waste Management, Inc.		20,210,400
		(Cost $39,190,474)	46,540,221
FINANCE AND INSURANCE (26.1%)
BANKING (4.2%)
425,000	Bond Street Holdings LLC, Class A (a) (b)		7,862,500
75,000	Bond Street Holdings LLC, Class B (a) (c)		1,318,125
520,000	JPMorgan Chase & Co.		21,049,600
110,000	M&T Bank Corporation		10,467,600
		(Cost $31,140,007)	40,697,825
INSURANCE (12.7%)
860,000	Arch Capital Group Ltd. (a)		35,810,400
240,000	Everest Re Group, Ltd.		25,670,400
53,500	Forethought Financial Group, Inc. Class A (a) (d)		12,037,500
350,000	MetLife, Inc.		12,061,000
275,000	PartnerRe Ltd.		20,427,000
420,000	Platinum Underwriters Holdings, Ltd.		17,165,400
		(Cost $59,701,102)	123,171,700
OTHER (9.2%)
315,000	American Express Company		17,910,900
330,492	Aon Corporation		17,281,426
1,666,667	Epoch Holding Corporation		38,500,008
655,500	Nelnet, Inc.		15,561,570
		(Cost $44,893,728)	89,253,904
		(Cost $135,734,837)	253,123,429

			Value
Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (4.7%)
150,000	Celgene Corporation (a)		$11,460,000
500,000	Cytokinetics, Incorporated (a)		416,500
214,300	Gilead Sciences, Inc. (a)		14,214,519
198,479	Intercell AG (a)		464,038
755,808	Pfizer Inc.		18,781,829
		(Cost $34,051,578)	45,336,886
MACHINERY AND EQUIPMENT (3.6%)
1,200,000	ABB Ltd. ADR		22,440,000
900,000	The Manitowoc Company, Inc.		12,006,000
		(Cost $23,703,922)	34,446,000
METALS AND MINING (2.1%)
767,700	Alpha Natural Resources, Inc. (a)		5,043,789
200,000	Freeport-McMoRan Copper & Gold Inc.		7,916,000
200,000	Nucor Corporation		7,652,000
		(Cost $33,417,741)	20,611,789
MISCELLANEOUS (2.6%)
	Other (e)	(Cost $23,702,875)	25,377,488

OIL AND NATURAL GAS (INCLUDING SERVICES) (9.7%)
296,478	Apache Corporation		25,636,452
300,000	Canadian Natural Resources Limited		9,237,000
130,062	Devon Energy Corporation		7,868,751
750,000	Halliburton Company		25,267,500
2,050,000	Weatherford International Ltd. (a)		25,994,000
		(Cost $74,984,196)	94,003,703
RETAIL TRADE (15.5%)
394,500	Costco Wholesale Corporation		39,513,120
234,050	Kohl’s Corporation		11,988,041
460,000	Target Corporation		29,196,200
1,544,668	The TJX Companies, Inc.		69,185,680
		(Cost $53,860,441)	149,883,041
SEMICONDUCTORS (2.8%)
500,000	ASML Holding N.V.	(Cost $11,701,015)	26,840,000

TECHNOLOGY (1.0%)
750,000	International Game Technology	(Cost $8,678,620)	9,817,500

TOTAL COMMON STOCKS (107.6%)		(Cost $672,948,336)	1,040,948,659

Warrants	WARRANT
BANKING (0.3%)
225,000	JPMorgan Chase & Co., expires 10/28/2018 (a)	(Cost $2,865,853)	2,315,250

			Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS		(note 1a)
124,904,638	SSgA U.S. Treasury Money Market Fund (12.9%)	(Cost $124,904,638)	$124,904,638
TOTAL INVESTMENTS (f) (120.8%)		(Cost $800,718,827)	1,168,168,547
Liabilities in excess of cash, receivables and other assets (-1.1%)			(10,812,002)
PREFERRED STOCK (-19.7%)			(190,117,175)

NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$967,239,370

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Level 3 fair value measurement, restricted security acquired 11/4/09, aggregate cost $8,500,000, unit cost is $20.00 per share and fair value is $18.50 per share, note 2. Fair value is based upon bid and/or transaction prices provided via the NASDAQ OMX PORTAL Alliance trading and transfer system for privately placed equity securities traded in the over-the-counter market among qualified investors and an evaluation of book value per share.
(c)	Level 3 fair value measurement, restricted security acquired 05/21/12, aggregate cost $1,500,000, unit cost is $20.00 per share and fair value is $17.58 per share, note 2. Fair value is based upon a judgmentally discounted bid price provided via the NASDAQ OMX PORTAL Alliance trading and transfer system for privately placed equity securities traded in the over-the-counter market among qualified investors and an evaluation of book value per share.
(d)	Level 3 fair value measurement, restricted security acquired 11/3/09, aggregate cost $10,748,000, unit cost is $200.90 per share and fair value is $225.00 per share, note 2. Fair valuation is based upon a market approach using valuation metrics (market price-earnings and market price-book value multiples), and changes therein, relative to a peer group of companies established by the underwriters as well as actual transaction prices resulting from limited trading in the security. Significant increases (decreases) in the relative valuation metrics of the peer group companies may result in higher (lower) estimates of fair value.
(e)	Securities which have been held for less than one year, not previously disclosed, and not restricted.
(f)	At September 30, 2012: the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, aggregate gross unrealized appreciation was $415,239,771, aggregate gross unrealized depreciation was $47,790,051, and net unrealized appreciation was $367,449,720.

Contracts (100 shares each)			Value (note 1a)
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE
CHEMICAL (INCLUDING INSTRUMENTATION)
100	Universal Display Corp./December 2012/$34.00	(Premium Deposited with Broker $33,696)	$36,000
METALS AND MINING
750	Alpha Natural Resources/December 2012/$7.00	(Premium Deposited with Broker $87,477)	93,000

TOTAL PUT OPTIONS	(Premiums Deposited with Brokers $121,173)		$129,000

(see notes to unaudited financial statements)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the Board of Directors.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

      Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
      Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,019,730,534	-	$21,218,125	$1,040,948,659
Warrant	2,315,250	-	-	2,315,250
Money Market	124,904,638	-	-	124,904,638
Total	$1,146,950,422	-	$21,218,125	$1,168,168,547

Liabilities
Options Written	($129,000)			($129,000)

The aggregate value of Level 3 portfolio investments changed during the three months ended March 31, 2012 as follows:

Change in portfolio valuations using significant unobservable inputs	Level 3
Fair value at December 31, 2011	$19,860,500
Net change in unrealized appreciation on investments	1,357,625
Fair value at September 30, 2012	$21,218,125

The increase in net unrealized appreciation included in the results of operations attributable to Level 3 assets held at September 30, 2012 and reported within the caption Net change in unrealized appreciation/depreciation in the Statement of Operations:
$1,357,625

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2012, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2012, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
      Eugene S. Stark
      Vice-President, Administration

Date: October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
      Spencer Davidson
      Chief Executive Officer
      (Principal Executive Officer)

Date: October 22, 2012

By: /s/ Eugene S. Stark
      Eugene S. Stark
      Vice-President, Administration
      (Principal Financial Officer)

Date: October 22, 2012